Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Atlas U.S. Tactical Income Fund
Entity Central Index Key	0001866278
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000229637
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Trading Symbol	ATLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-anual-report-eng . You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-anual-report-eng
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$596	5.41%

Expenses Paid, Amount	$ 596
Expense Ratio, Percent	5.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Atlas U.S. Tactical Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$9,654	$10,000
Sep-2021	$10,693	$9,910
Sep-2022	$8,119	$8,464
Sep-2023	$8,531	$8,518
Sep-2024	$10,252	$9,504

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
Atlas U.S. Tactical Income Fund
Without Load	20.17%	1.51%
With Load	16.02%	0.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 81,243,384	$ 81,243,384
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 374,850
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,243,384
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$374,850
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.1%
Corporate Bonds	33.4%
Reit	6.4%
U.S. Government & Agencies	58.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000229638
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Trading Symbol	ATLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-anual-report-eng . You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-anual-report-eng
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$675	6.16%

Expenses Paid, Amount	$ 675
Expense Ratio, Percent	6.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Atlas U.S. Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Sep-2021	$10,988	$9,910
Sep-2022	$8,282	$8,464
Sep-2023	$8,629	$8,518
Sep-2024	$10,288	$9,504

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
Atlas U.S. Tactical Income Fund	19.23%	0.71%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 81,243,384	$ 81,243,384
Holdings Count | Holding	64	64
Advisory Fees Paid, Amount	$ 374,850
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,243,384
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$374,850
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.1%
Corporate Bonds	33.4%
Reit	6.4%
U.S. Government & Agencies	58.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.